NOTES RECEIVABLE (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
NOTES RECEIVABLE
Notes receivable	$ 582,736	¥ 4,060,506	¥ 3,073,680